Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	6.30%	3.10%
Carrying amount	S/ 84,662	S/ 120,287
Expected credit loss	S/ 5,324	S/ 3,747
Financial assets neither past due nor impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	0.20%	0.30%
Carrying amount	S/ 68,044	S/ 96,072
Expected credit loss	S/ 167	S/ 256
Current [member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	10.80%	0.50%
Carrying amount	S/ 1,943	S/ 12,525
Expected credit loss	S/ 209	S/ 59
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	1.40%	2.60%
Carrying amount	S/ 5,665	S/ 531
Expected credit loss	S/ 79	S/ 14
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	4.20%	1.00%
Carrying amount	S/ 1,134	S/ 1,635
Expected credit loss	S/ 48	S/ 16
Later than three months [member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate
Carrying amount
Expected credit loss
Later Than Four Months [member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Expected credit loss rate	61.20%	35.70%
Carrying amount	S/ 7,876	S/ 9,524
Expected credit loss	S/ 4,821	S/ 3,402